Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
Property and equipment, net as of December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Servers and computers	59,709	53,428
Furniture, fixtures and office equipment	1,971	3,259
Leasehold improvements	1,157	1,645

Total	62,837	58,332
Less: accumulated depreciation	(44,462)	(33,781)

Net book value	18,375	24,551